Organization and Operations - General information (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Oct. 20, 2017	Jul. 03, 2017	May 03, 2017	Nov. 01, 2016	Jul. 01, 2015	Sep. 29, 2014	May 12, 2014	Dec. 31, 2017	Dec. 31, 2015
Organization and Operations
Beneficial interest owned by chairman (in percent)								40.12%
Net proceeds after deducting underwriting discounts, commissions and other offering expenses									$ 110,653
Ownership interest in subsidiary (in percent)								100.00%
GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)						100.00%	100.00%
Incentive distribution rights threshold for cash distribution per quarter (in dollars per unit)							$ 0.43125
General partner interest in GasLog Partners								2.00%
Cash consideration paid to GasLog in exchange for the contribution of net assets							$ 65,695
Purchase consideration paid to parent for acquiring subsidiaries	$ 185,900	$ 211,000	$ 219,000	$ 189,000	$ 483,000	$ 328,000
GasLog's ownership interest in GasLog Partners (in percent)								25.90%
GasLog Partners LP | Common units
Organization and Operations
Number of units issued for cash distribution to GasLog in exchange for net assets							162,358
GasLog Partners LP | Subordinated units
Organization and Operations
Number of units issued for cash distribution to GasLog in exchange for net assets							9,822,358
GasLog Partners LP | General partner units
Organization and Operations
Number of units issued for cash distribution to GasLog in exchange for net assets							400,913
General partner interest in GasLog Partners							2.00%
GasLog Partners LP | Common units and Subordinated units
Organization and Operations
Ownership interest in GasLog Partners (in percent)							49.80%
GasLog Partners LP | IPO | Common units
Organization and Operations
Units/Shares issued to Underwriters							9,660,000
Net proceeds after deducting underwriting discounts, commissions and other offering expenses							$ 186,029
Ownership interest in GasLog Partners (in percent)							48.20%
GasLog Partners LP | Over allotment | Common units
Organization and Operations
Units/Shares issued to Underwriters							1,260,000